Related parties - Liabilities to own pension funds (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Activity in loans to related parties
Liabilities due to Group's own pension funds	SFr 521	SFr 1,580
Other unconsolidated SPEs
Activity in loans to related parties
Liabilities due to Group's own pension funds	53	80
Bank
Activity in loans to related parties
Liabilities due to Group's own pension funds	SFr 521	SFr 1,580